INCOME TAXES - Summary of Major Components of Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Current income tax expense	$ 144	$ 38
Deferred income tax expense	75	143
Total income tax expense	$ 219	$ 181